SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Explanation of financial effect of non-adjusting event after reporting period [text block]

Net income for period ended December 31, 2019 included in the unconsolidated financial statements of Grupo Aval		3,031,238
Occasional reserve release at the disposal of the General Meeting of Shareholders		7,816,338
Total Income available for disposal of the General Meeting of Shareholders		10,847,576

Cash Dividends		Ps. 60 per share payable in twelve monthly installments of Ps. 5.00 per share, from April 2020 to March, 2021.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,336,861

To Occasional reserve at the disposal of General Meeting of Shareholders		9,510,715